Employee and contractor expenses	12 Months Ended
Dec. 31, 2021
Employee and contractor expenses
Employee and contractor expenses

18.Employee and contractor expenses

Expenditures for employee and contractor salaries and benefits are as follows:

	Year ended December 31,
	2021	2020	2019
Salaries and wages and employee benefits	$14,575,551	$11,060,315	$10,985,999
Contract labour	9,550,731	9,818,222	7,760,273
Stock-based compensation	8,495,189	725,316	195,113
Other staff expense	982,219	1,078,346	568,357
Total	$33,603,690	$22,682,199	$19,509,742